Property and Equiprmnet, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property and Equiprmnet, Net (Textual)
Depreciation expenses	$ 1	$ 2